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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven N. Stein
Title:            Chairman & Chief Executive Officer
Phone:            (513) 241-6166

Signature, Place, and Date of Signing:

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
/s/ Steven N. Stein                 Cincinnati, Ohio           August 10, 2006
-------------------                 ----------------           ---------------


Report Type (Check only one.):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

                                       -1-

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                              FORM 13F SUMMARY PAGE


Report Summary:


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
Number of Other Included Managers:               -0-
                                          ----------
Form 13F Information Table Entry Total:           56
                                          ----------
Form 13F Information Table Value Total:     $148,872
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                                          (thousands)
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List of Other Included Managers:  None







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
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Column 1                         Column 2    Column 3     Column 4            Column 5    Column 6 Column 7         Column 8
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                                 Title of                   FMV         SH or  SH\   PUT\    Inv.   Oth
Name of Issuer                    Class       CUSIP       (000's)        PRN   PRN   CALL   Discr.  Mgrs      Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANK CORP                Common     18535104         981        59,801 SH         Sole               59,801     -      -
AMERICAN RIVER HOLDINGS           Common     29326105         511        19,000 SH         Sole               19,000     -      -
AMERISERV                         Common     03074A102     10,704     2,180,000 SH         Sole            2,180,000
BANCO BILBAO VIZCAYA SA           Spon ADR   05946K101      3,502       170,000 SH         Sole              170,000     -      -
BANCO DE SANTANDER                ADR        05964H105      3,655       250,000 SH         Sole              250,000     -      -
BANCORP INC DEL                   Common     05969A105      4,005       160,146 SH         Sole              160,146
BANK OF MARIN-CORTE MADERA CAL    Common     63431100       1,244        37,650 SH         Sole               37,650     -      -
BANKFINANCIAL CORP                Common     06643P104      1,600        92,459 SH         Sole               92,459     -      -
BNCCORP INC                       Common     55936108       3,881       337,500 SH         Sole              337,500
BROOKFIELD ASSET MANAGEMENT       Cl A Ltd   112585104      4,062       100,000 SH         Sole              100,000     -      -
CAPITAL ONE FINANCIAL             Common     14040H105      8,118        95,000 SH         Sole               95,000     -      -
CARDINAL FINANCIAL CORP           Common     14149F109      2,494       214,616 SH         Sole              214,616     -      -
CARREKER CORPORATION              Common     144433109        572        80,000 SH         Sole               80,000
CENTENNIAL BK HLDGS INC           Common     151345303      6,348       613,900 SH         Sole              613,900
CENTEX CORP                       Common     152312104      3,270        65,000 SH         Sole               65,000     -      -
CNA SURETY CORP                   Common     12612L108      1,210        70,000 SH         Sole               70,000
COAST FINANCIAL HOLDINGS INC      Common     190354100      2,694       165,300 SH         Sole              165,300     -      -
COMMONWEALTH BANKSHARES INC       Common     202736104      7,008       269,449 SH         Sole              269,449
CONNECTICUT BANK & TRUST CO       Common     207546102        987       119,000 SH         Sole              119,000     -      -
CONSECO                           Common     208464883      4,967       215,000 SH         Sole              215,000     -      -
CORILLIAN CORP                    Common     218725109        965       322,600 SH         Sole              322,600
DEALERTRACK HLDGS INC             Common     242309102      2,116        95,691 SH         Sole               95,691
DIME BANCORP INC NEW              Common     25429Q110         47       215,656 SH         Sole              215,656
ENSTAR GROUP INC GA               Common     29358R107      1,453        15,760 SH         Sole               15,760     -      -
FIRST FRANKLIN CORP               Common     320272107        674        42,808 SH         Sole               42,808     -      -
FIRST BANK PUERTO RICO            Common     318672102      1,814       195,000 SH         Sole              195,000
FIRST CMNTY BK CORP AMER          Common     31985E202      1,599        78,750 SH         Sole               78,750
FRANKLIN BANK CORP DEL            Common     352451108      4,874       241,426 SH         Sole              241,426     -      -
GATEWAY FINANCIAL HOLDINGS        Common     368140109      1,578       104,000 SH         Sole              104,000     -      -
GATX CORP                         Common     361448103      2,635        62,000 SH         Sole               62,000     -      -
GOLDLEAF FINANCIAL SOLUTIONS      Common     38144H109      1,715       942,055 SH         Sole              942,055
HANMI FINANCIAL                   Common     410495105        316        16,275 SH         Sole               16,275
HARTFORD FINANCIAL SERVICES       Common     416515104      4,230        50,000 SH         Sole               50,000
HENRY JACK & ASSOCIATES INC       Common     426281101        983        50,000 SH         Sole               50,000
INTERNATIONAL BANCSHARES CORP     Common     459044103      2,845       103,544 SH         Sole              103,544
K FED BANCORP                     Common     48246S101      2,237       154,366 SH         Sole              154,366     -      -
LEGACY BANCORP                    CL A       52463G105      1,176        76,000 SH         Sole               76,000     -      -
LINCOLN NATIONAL CORP-IND         Common     534187109      2,540        45,000 SH         Sole               45,000
MACKINAC FINL CORP                Common     554571109      3,315       340,000 SH         Sole              340,000
MASTERCARD INC                    Common     57636Q104      4,800       100,000 SH         Sole              100,000
MATRIX BANCORP INC                Common     576819106      5,641       241,066 SH         Sole              241,066     -      -
MDC HOLDINGS INC-DEL              Common     552676108      2,077        40,000 SH         Sole               40,000
MEADOWBROOK INSURANCE GROUP       Common     58319P108        706        84,814 SH         Sole               84,814     -      -
METLIFE INC                       Common     59156R108      2,561        50,000 SH         Sole               50,000
NESS TECHNOLOGIES INC             Common     64104X108      1,613       150,021 SH         Sole              150,021
OLD LINE BANCSHARES               Common     67984M100      1,026        86,100 SH         Sole               86,100
ORLEANS HOMEBUILDERS INC          Common     686588104        813        50,000 SH         Sole               50,000
PACIFIC MERCANTILE BANCORP        Common     694552100        124         7,116 SH         Sole                7,116     -      -
PEOPLES COMMUNITY                 Common     71086E107      8,579       432,183 SH         Sole              432,183
PROASSURANCE CORP                 Common     74267C106      2,370        49,200 SH         Sole               49,200
R&G FINANCIAL CORP CL B           CL B       749136107        859       100,000 SH         Sole              100,000     -      -
ST JOSEPH CAP CORP                Common     790595102        334        11,390 SH         Sole               11,390
TOLL BROTHERS INC                 Common     889478103      1,534        60,000 SH         Sole               60,000     -      -
TOWER GROUP INC.                  Common     891777104      1,361        45,000 SH         Sole               45,000     -      -
UNITEDHEALTH GROUP                Common     91324P102      4,478       100,000 SH         Sole              100,000
VALLEY BANCORP                    Common     91929R107      1,074        24,116 SH         Sole               24,116     -      -
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